Annual Operating Expenses - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International Multifactor ETF - Fidelity International Multifactor ETF	Mar. 01, 2023
Operating Expenses:
Management fee	0.39%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.39%